Severance Indemnities and Pension Plans (Tables)	12 Months Ended
Mar. 31, 2022
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits
Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2020, 2021 and 2022 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2020	2021	2022	2020		2021		2022
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥49,194	¥46,861	¥44,160	¥14,406	¥366	¥13,947	¥229	¥16,853	¥140
Interest cost on projected benefit obligation	10,969	11,091	11,995	17,370	1,159	14,295	793	11,233	494
Expected return on plan assets	(74,744)	(71,078)	(81,902)	(31,382)	(1,882)	(31,161)	(2,118)	(33,269)	(2,415)
Amortization of net actuarial loss	5,641	17,019	770	8,685	1,162	11,560	208	16,573	(64)
Amortization of prior service cost	(1,204)	(1,205)	(1,280)	(2,633)	(1,881)	(2,614)	(448)	(2,802)	(385)
Loss (gain) on settlements and curtailment	(2,366)	(4,605)	(5,820)	223	—	30	—	44	—
Net periodic benefit cost (income)	¥(12,510)	¥(1,917)	¥(32,077)	¥6,669	¥(1,076)	¥6,057	¥(1,336)	¥8,632	¥(2,230)

Summary of Assumptions Used in Computation
The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2020	2021	2022	2020		2021		2022
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Weighted-average assumptions used:
Discount rates in determining expense	0.61%	0.63%	0.71%	3.80%	3.87%	2.94%	2.72%	2.19%	1.82%
Discount rates in determining benefit obligation	0.63	0.71	0.86	3.05	2.96	2.34	2.23	2.78	2.63
Rates of increase in future compensation level for determining expense	3.21	3.46	3.46	5.01	—	5.12	—	5.09	—
Rates of increase in future compensation level for determining benefit obligation	3.46	3.46	3.46	5.12	—	5.09	—	5.04	—
Expected rates of return on plan assets	2.89	2.93	2.89	6.25	7.00	6.19	7.00	5.91	7.00
Cash balance crediting rate for determining expense	2.46	2.46	2.46	3.03	—	2.39	—	1.62	—
Cash balance crediting rate for determining benefit obligation	2.46	2.46	2.46	2.39	—	1.62	—	1.94	—

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries
The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year:

	MUAH		Other than MUAH
	2021(1)	2022(1)	2021(1)	2022(1)
Initial trend rate	4.17%	4.13%	6.50%	6.50%
Ultimate trend rate	3.78%	3.77%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2028	2029	2028	2029

Note:
(1)Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2020 and 2021, respectively.
Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets
The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2021 and 2022:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2021	2022	2021			2022
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits		Other benefits	Pension benefits		Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,807,905	¥1,753,483	¥547,013		¥32,383	¥580,953		¥31,354
Service cost	46,861	44,160	13,947		229	16,853		140
Interest cost	11,091	11,995	14,295		793	11,233		494
Plan participants’ contributions	—	—	30		440	—		433
Acquisitions/ Divestitures	(2,845)	(242)	(260)		—	(130)		—
Amendments	(22)	(1,054)	(1,187)		—	402		—
Actuarial loss (gain)	(21,558)	(28,814)	51,724	(1)	1,506	(24,611)	(1)	(2,269)
Benefits paid	(65,730)	(65,853)	(20,816)		(2,488)	(24,501)		(2,580)
Lump-sum payment	(22,219)	(21,570)	(2,825)		—	(3,591)		—
Translation adjustments and other	—	—	(20,968)		(1,509)	63,131		3,219
Benefit obligation at end of fiscal year	1,753,483	1,692,105	580,953		31,354	619,739		30,791
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,432,847	2,858,013	559,508		31,919	604,404		33,349
Actual return on plan assets	472,185	77,848	82,615		5,165	49,277		4,619
Employer contributions	21,151	20,487	3,896		181	4,627		(116)
Acquisitions/ Divestitures	(2,440)	8	—		—	—		—
Plan participants’ contributions	—	—	30		440	—		433
Benefits paid	(65,730)	(65,853)	(20,816)		(2,488)	(24,501)		(2,580)
Translation adjustments and other	—	—	(20,829)		(1,868)	72,057		3,823
Fair value of plan assets at end of fiscal year	2,858,013	2,890,503	604,404		33,349	705,864		39,528
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥1,122,507	¥1,216,703	¥94,445		¥6,754	¥153,861		¥12,104
Accrued benefit cost	(17,977)	(18,305)	(70,994)		(4,759)	(67,736)		(3,367)
Net amount recognized	¥1,104,530	¥1,198,398	¥23,451		¥1,995	¥86,125		¥8,737

Note:
(1)Significant gains and losses related to changes in the benefit obligation for the fiscal years ended March 31, 2021 and 2022 primarily result from changes in the discount rate.
Aggregated Accumulated Benefit Obligations
The aggregated accumulated benefit obligations of these plans at March 31, 2021 and 2022 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2021	2022	2021	2022
	(in millions)
Aggregated accumulated benefit obligations	¥1,719,798	¥1,663,543	¥554,375	¥596,153

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2021 and 2022 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2021	2022	2021	2022
	(in millions)
Projected benefit obligations	¥24,527	¥25,327	¥92,527	¥87,876
Accumulated benefit obligations	24,527	25,327	68,720	67,612
Fair value of plan assets	6,738	7,223	21,532	20,139

Amounts Recognized in Accumulated OCI
The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2021 and 2022:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2021	2022	2021		2022
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain)	¥1,557	¥(18,183)	¥96,807	¥3,255	¥47,093	¥(1,070)
Prior service cost	(3,072)	(2,845)	(6,167)	(1,869)	(3,742)	(1,650)
Gross amount recognized in Accumulated OCI	(1,515)	(21,028)	90,640	1,386	43,351	(2,720)
Taxes	(41,639)	(36,389)	(23,900)	(489)	(12,092)	616
Net amount recognized in Accumulated OCI	¥(43,154)	¥(57,417)	¥66,740	¥897	¥31,259	¥(2,104)

Amounts Recognized in OCI
The following table presents OCI for the fiscal years ended March 31, 2021 and 2022:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2021	2022	2021		2022
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(423,283)	¥(24,790)	¥319	¥(1,541)	¥(40,559)	¥(4,471)
Prior service cost arising during the year	(22)	(1,053)	(1,187)	—	402	55
Losses (gains) due to amortization:
Net actuarial loss (gain)	(17,019)	(770)	(11,560)	(208)	(16,573)	64
Prior service cost	1,205	1,280	2,614	448	2,802	385
Curtailment and settlement	4,605	5,820	(30)	—	(44)	—
Foreign currency translation adjustments	—	—	(5,808)	(173)	6,683	(139)
Total changes in Accumulated OCI	¥(434,514)	¥(19,513)	¥(15,652)	¥(1,474)	¥(47,289)	¥(4,106)

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits
The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2022 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	35.5%	—%	—%
Japanese debt securities	28.4	—	—
Non-Japanese equity securities	14.8	41.3	63.0
Non-Japanese debt securities	14.5	42.0	27.0
Real estate	1.5	10.2	10.0
Short-term assets and other	5.3	6.5	—
Total	100.0%	100.0%	100.0%

Estimated Future Benefit Payments
The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2023	¥80,812	¥26,258	¥2,198
2024	79,376	27,869	2,228
2025	79,934	28,678	2,203
2026	78,977	30,656	2,142
2027	77,807	32,659	2,062
Thereafter (2028-2032)	380,256	197,642	8,335

Fair Value of Each Major Category of Plan Assets
The following table presents the fair value of each major category of plan assets as of March 31, 2021 and 2022:
Pension benefits and SIP Investments:

At March 31, 2021	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥145,236	¥—	¥—	¥145,236	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	44,105	4,645	—	48,750
Other debt securities	10,136	14,065	230	24,431	—	117,696	—	117,696
Japanese marketable equity securities	862,096	—	—	862,096	—	—	—	—
Non-Japanese marketable equity securities	81,525	588	—	82,113	34,584	671	—	35,255
Other investment funds	—	—	—	—	76,520	164,810	—	241,330	(2)
Japanese general account of life insurance companies(1)	—	217,827	—	217,827	—	—	—	—
Other investments	8,390	5,092	—	13,482	812	13,502	333	14,647
Total	¥1,107,383	¥237,572	¥230	¥1,345,185	¥156,021	¥301,324	¥333	¥457,678

At March 31, 2022	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥140,538	¥—	¥—	¥140,538	¥—	¥—	¥—	¥—
Non-Japanese government bonds	—	—	—	—	68,887	5,385	—	74,272
Other debt securities	9,950	14,648	232	24,830	—	133,815	—	133,815
Japanese marketable equity securities	848,482	—	—	848,482	—	—	—	—
Non-Japanese marketable equity securities	87,983	176	—	88,159	34,659	556	—	35,215
Other investment funds	—	—	—	—	83,442	186,372	—	269,814	(2)
Japanese general account of life insurance companies(1)	—	209,482	—	209,482	—	—	—	—
Other investments	11,819	17,563	—	29,382	1,001	11,095	39,729	51,825
Total	¥1,098,772	¥241,869	¥232	¥1,340,873	¥187,989	¥337,223	¥39,729	¥564,941

Notes:
(1)“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.25% from April 1, 2020 to March 31, 2021 and 1.25% from April 1, 2021 to March 31, 2022.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds and common collective funds of ¥80,717 million and ¥128,005 million, respectively, which were held by MUFG Americas Holdings at December 31, 2020 and ¥86,724 million and ¥146,169 million, respectively, at December 31, 2021.
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent)
The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2021 and 2022:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2021		2022		2021		2022
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥118,509		¥104,793		¥—		¥—
Japanese debt securities	324,700		221,250		—		—
Non-Japanese marketable equity securities	90,598		219,018		—		—
Non-Japanese debt securities	215,015		249,274		—		—
Other	153,483		92,558		—		—
Total pooled funds	902,305		886,893		—		—
Other investment funds	610,523	(1)	662,737	(1)	146,726	(2)	140,923	(2)
Total	¥1,512,828		¥1,549,630		¥146,726		¥140,923

Notes:
(1)Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥580,617 million and ¥14,763 million, respectively, at March 31, 2021 and ¥625,237 million and ¥15,417 million, respectively, at March 31, 2022.
(2)Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥58,086 million, ¥51,318 million and ¥37,161 million, respectively, at March 31, 2021 and ¥25,356 million, ¥80,349 million and ¥34,971 million, respectively, at March 31, 2022.